Operating Segment and Revenue Information - Revenue from Contracts with Customers (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 3,197,812	¥ 3,291,188	¥ 2,097,224
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	3,105,376	3,204,152	2,026,273
Out-licensing and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 92,436	¥ 87,036	¥ 70,951